Interest Expense, Net (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2023 USD ($)
Interest Expense Net [Abstract]
Debt financing costs	₨ 336		₨ 1,107	₨ 369	$ 4.1
Debt financing costs written off			₨ 739	₨ 30